Fair Value Measurements (Non-Recurring Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	$ 844	$ 1,237
Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(1,196)	(1,868)
Nonrecurring | Financing receivables and loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(284)	(325)
Nonrecurring | Cost and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(368)	(463)
Nonrecurring | Long Lived Assets, Including Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(544)	(1,080)
Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	415	2,092
Nonrecurring | Level 2 | Financing receivables and loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	49	138
Nonrecurring | Level 2 | Cost and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	2	0
Nonrecurring | Level 2 | Long Lived Assets, Including Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	364	1,954
Nonrecurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	2,043	2,067
Nonrecurring | Level 3 | Financing receivables and loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	808	1,062
Nonrecurring | Level 3 | Cost and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	399	640
Nonrecurring | Level 3 | Long Lived Assets, Including Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	$ 836	$ 365